Deutsche
Asset Management
                                                                       [DB Logo]




Summary Prospectus | December 1, 2016



Deutsche Large Cap Focus Growth Fund





 CLASS/Ticker    A   SGGAX    C   SGGCX    INST   SGGIX    S   SCQGX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated December 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C    INST      S
                                          ----------  ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None     None    None
-----------------------------------------      ----     --       ------  ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00       None    None
-----------------------------------------    ------   ----       ------  ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        None    $20
-----------------------------------------   -------   ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                A          C        INST           S
                                        ---------  ---------  ----------  ----------
Management fee                              0.62       0.62       0.62        0.62
---------------------------------------     ----       ----       ----        ----
Distribution/service (12b-1) fees           0.24       0.99      None        None
---------------------------------------     ----       ----      -----       -----
Other expenses                              0.39       0.36       0.38        0.36
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.25       1.97       1.00        0.98
---------------------------------------     ----       ----      -----       -----
Fee waiver/expense reimbursement            0.02       0.00       0.02        0.00
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT      1.23       1.97       0.98        0.98
---------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through November 30, 2017 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.23% and 0.98% for Class A and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A and Institutional Class in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 693     $ 300     $ 100     $ 100
--       -----     -----     -----     -----
3          947       618       316       312
--       -----     -----     -----     -----
5        1,220     1,062       551       542
--       -----     -----     -----     -----
10       1,998     2,296     1,223     1,201
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 693     $ 200     $ 100     $ 100
--       -----     -----     -----     -----
3          947       618       316       312
--       -----     -----     -----     -----
5        1,220     1,062       551       542
--       -----     -----     -----     -----
10       1,998     2,296     1,223     1,201
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 55%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in large US companies that are similar in size to the companies in the Russell 1000 (Reg. TM) Growth Index (generally the 1,000 largest publicly traded companies in the United States). The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities. The fund may also invest up to 20% of its assets in stocks and other securities of companies not publicly traded in the United States. The fund normally expects to invest in a portfolio consisting of approximately 40 issuers, although this number can vary depending on market conditions.


MANAGEMENT PROCESS. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned and that have above average and sustainable growth potential.


Portfolio management utilizes a proprietary investment process designed to identify attractive investments by utilizing proprietary research conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.


All investment decisions are made within risk parameters set by portfolio management. Portfolio management may favor different types of securities from different industries and companies at different times.


Portfolio management will normally sell a stock when its price fully reflects portfolio management's estimate of its fundamental value, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given sector.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class, to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


FOCUS RISK - LIMITED NUMBER OF SECURITIES. To the extent that the fund pursues a strategy of investing in a limited number of securities, it will have a relatively large exposure to the risks of each individual security and may be more volatile than a fund that invests more broadly.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



                                       2
                                            Deutsche Large Cap Focus Growth Fund


                                             SUMMARY PROSPECTUS December 1, 2016

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2006      2007        2008       2009       2010       2011       2012       2013       2014       2015
  6.93      12.43       -33.00     23.04      19.80       -5.32     14.76      30.14      12.42      9.72





                    RETURNS    PERIOD ENDING
 BEST QUARTER      17.02%      March 31, 2012
 WORST QUARTER     -21.47%     December 31, 2008
 YEAR-TO-DATE       2.34%      September 30, 2016

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       CLASS          1           5         10
                                   INCEPTION       YEAR       YEARS      YEARS
                                ------------  ---------  ----------  ---------
CLASS A before tax                8/2/1999        3.41       10.45       6.92
------------------------------  ----------       -----       -----       ----
  After tax on distribu-
  tions                                          -1.18        8.59       6.00
  After tax on distribu-
  tions and sale of fund
  shares                                         3.98         8.03       5.46
------------------------------  ----------      ------       -----       ----
CLASS C before tax              12/29/2000       8.93        10.94       6.75
------------------------------  ----------      ------       -----       ----
INST CLASS before tax           12/29/2000      10.01        12.09       7.96
------------------------------  ----------      ------       -----       ----
CLASS S before tax               5/15/1991       9.99        12.04       7.81
------------------------------  ----------      ------       -----       ----
RUSSELL 1000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                        5.67        13.53       8.53
------------------------------  ----------      ------       -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

SEBASTIAN P. WERNER, PHD, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.



                                       3
                                            Deutsche Large Cap Focus Growth Fund


                                             SUMMARY PROSPECTUS December 1, 2016

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)

                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS

MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
                                            Deutsche Large Cap Focus Growth Fund
                                  SUMMARY PROSPECTUS December 1, 2016 DLCFGF-SUM